COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Commitments to originate loans | Residential first and second mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 65,936	$ 121,096
Commitments to originate loans | Commercial mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	62,626	46,058
Commitments to originate loans | Non-mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	15,778	12,458
Unused lines of credit | Residential first and second mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	67,265	92,692
Unused lines of credit | Commercial mortgage loans
COMMITMENTS AND CONTINGENCIES
Notional amount of commitments	$ 148,411	$ 102,311